UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.4%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	13,300	1,300,208

Airlines — 1.7%
Delta Air Lines, Inc.	26,600	1,258,446

Automobiles — 0.8%
Tesla Motors, Inc. (a)	2,800	570,080

Biotechnology — 12.0%
Alexion Pharmaceuticals, Inc. (a)	5,065	928,111
Amgen, Inc.	8,100	1,233,306
Biogen Idec, Inc. (a)	4,845	1,885,480
Celgene Corp. (a)	18,050	2,150,838
Gilead Sciences, Inc. (a)	16,700	1,750,661
Vertex Pharmaceuticals, Inc. (a)	8,810	970,333
		8,918,729
Capital Markets — 2.2%
BlackRock, Inc.	2,310	786,578
Morgan Stanley	24,400	824,964
		1,611,542
Chemicals — 4.3%
Ecolab, Inc.	7,150	741,956
Monsanto Co.	14,500	1,710,710
PPG Industries, Inc.	3,530	786,766
		3,239,432
Consumer Finance — 0.9%
American Express Co.	8,600	693,934

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	5,400	772,146
CVS Health Corp.	10,150	996,324
Whole Foods Market, Inc.	16,000	833,520
		2,601,990
Health Care Providers & Services — 5.1%
Envision Healthcare Holdings, Inc. (a)	19,100	656,658
McKesson Corp.	8,460	1,799,019
UnitedHealth Group, Inc.	12,800	1,360,000
		3,815,677
Health Care Technology — 1.2%
Cerner Corp. (a)	13,900	922,265

Hotels, Restaurants & Leisure — 5.3%
Chipotle Mexican Grill, Inc. (a)	1,255	890,849
Hilton Worldwide Holdings, Inc. (a)	48,600	1,262,142
MGM Resorts International (a)	10,900	212,332
Starbucks Corp.	17,300	1,514,268
		3,879,591
Industrial Conglomerates — 1.1%
Danaher Corp.	9,660	795,791

Internet & Catalog Retail — 3.4%
Amazon.com, Inc. (a)	3,875	1,373,804
The Priceline Group, Inc. (a)	1,150	1,160,902
		2,534,706
Internet Software & Services — 12.9%
Alibaba Group Holding Ltd., ADR (a)	10,100	899,708
Baidu, Inc., ADR (a)	5,540	1,207,277
Costar Group, Inc. (a)	3,820	704,828
eBay, Inc. (a)	17,600	932,800
Facebook, Inc., Class A (a)	20,620	1,565,263
Google, Inc., Class A (a)	2,725	1,464,824
Google, Inc. (a)	2,730	1,459,240
LinkedIn Corp., Class A (a)	6,200	1,393,388
		9,627,328
IT Services — 7.1%
Cognizant Technology Solutions Corp., Class A (a)	18,000	974,340
MasterCard, Inc., Class A	16,200	1,328,886
Visa, Inc., Class A	11,600	2,956,956
		5,260,182
Media — 5.8%
Comcast Corp.	17,100	908,780
Liberty Global plc, Class C (a)	22,750	1,037,173
The Walt Disney Co.	10,900	991,464
Twenty-First Century Fox, Inc., Class A	44,170	1,464,677
		4,402,094
Multiline Retail — 1.2%
Dollar General Corp. (a)	13,500	905,310

Pharmaceuticals — 2.2%
AbbVie, Inc.	11,500	694,025

Valeant Pharmaceuticals International, Inc. (a)	2,000	319,940
Zoetis, Inc.	15,550	664,452
		1,678,417
Professional Services — 1.1%
Nielsen NV	18,500	805,860

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	13,200	1,279,740

Road & Rail — 4.0%
Union Pacific Corp.	25,100	2,941,971

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	34,800	794,832
ARM Holdings plc, ADR	17,000	796,280
Texas Instruments, Inc.	14,400	769,680
		2,360,792
Software — 4.9%
Adobe Systems, Inc. (a)	14,700	1,030,911
Mobileye NV (a)	8,200	322,998
Salesforce.com, Inc. (a)	13,550	764,898
ServiceNow, Inc. (a)	10,400	758,160
Splunk, Inc. (a)	6,400	330,560
Workday, Inc., Class A (a)	6,500	516,490
		3,724,017
Specialty Retail — 2.2%
Advance Auto Parts	2,000	318,000
The Home Depot, Inc.	4,100	428,122
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,000	923,580
		1,669,702
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	36,420	4,266,967

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B	15,500	1,429,875
Under Armour, Inc. (a)	6,200	446,896
		1,876,771

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Wireless Telecommunication Services — 1.7%
SBA Communications Corp., Class A (a)	11,000	1,283,700

TOTAL COMMON STOCKS
(COST $55,998,251)		74,225,242

Investment Company — 1.1%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	847,274	847,274
TOTAL INVESTMENT COMPANY
(Cost $847,274)		847,274

TOTAL INVESTMENT SECURITIES
(Cost $56,845,525) — 100.5%		75,072,516
____________________
Percentages indicated are based on net assets of $74,735,078.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.

ADR -	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of January 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 96.0%
Aerospace & Defense — 2.5%
BE Aerospace, Inc. (a)	37,190	2,169,293
KLX, Inc. (a)	14,120	555,057
TransDigm Group, Inc.	13,475	2,769,517
		5,493,867
Airlines — 1.1%
JetBlue Airways Corp. (a)	109,760	1,842,871
Virgin America, Inc. (a)	17,630	591,310
		2,434,181
Banks — 1.7%
First Republic Bank	74,940	3,815,945

Biotechnology — 5.7%
Aegerion Pharmaceuticals, Inc. (a)	99,640	2,313,641
ARIAD Pharmaceuticals, Inc. (a)	303,490	1,957,511
Medivation, Inc. (a)	31,640	3,443,064
PTC Therapeutics, Inc. (a)	47,075	2,584,888
United Therapeutics Corp. (a)	15,530	2,191,749
		12,490,853
Building Products — 1.0%
Lennox International, Inc.	22,540	2,215,907

Capital Markets — 2.8%
Affiliated Managers Group, Inc. (a)	10,965	2,253,527
Raymond James Financial, Inc.	72,260	3,802,321
		6,055,848
Chemicals — 4.1%
Huntsman Corp.	130,860	2,873,686
PolyOne Corp.	63,680	2,266,371
RPM, Inc.	80,840	3,869,002
		9,009,059
Communications Equipment — 3.3%
Aruba Networks, Inc. (a)	130,880	2,169,990
Palo Alto Networks, Inc. (a)	40,050	5,061,920
		7,231,910
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	13,985	1,506,744

Containers & Packaging — 1.9%
Packaging Corp. of America	55,740	4,227,879

Diversified Consumer Services — 1.8%
Nord Anglia Education, Inc. (a)	39,680	795,187
Service Corp. International	136,490	3,088,769
		3,883,956
Diversified Financial Services — 1.0%
CBOE Holdings, Inc.	33,960	2,189,401

Electrical Equipment — 0.2%
Hubbell, Inc., Class B	4,860	515,354

Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	99,580	2,507,424

Energy Equipment & Services — 0.9%
Rowan Cos. plc, Class A	98,190	2,073,773

Health Care Equipment & Supplies — 4.5%
Align Technology, Inc. (a)	66,810	3,544,270
DENTSPLY International, Inc.	32,285	1,615,057
Spectranetics Corp. (a)	63,770	2,085,917
Wright Medical Group, Inc. (a)	110,650	2,700,967
		9,946,211
Health Care Providers & Services — 5.5%
Brookdale Senior Living, Inc. (a)	99,670	3,363,863
Community Health Systems, Inc. (a)	94,780	4,461,294
MWI Veterinary Supply, Inc. (a)	22,150	4,201,191
		12,026,348
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	250,180	2,979,644

Hotels, Restaurants & Leisure — 3.8%
Jack in the Box, Inc.	45,400	3,849,466
The Wendy's Co.	212,640	2,241,226
Vail Resorts, Inc.	25,100	2,202,776
		8,293,468
Household Durables — 5.9%
Harman International Industries, Inc.	20,260	2,626,304
Jarden Corp. (a)	96,132	4,616,258
Pulte Group, Inc.	156,790	3,228,306
Tempur Sealy International, Inc. (a)	47,800	2,630,434
		13,101,302
Internet Software & Services — 3.2%
Costar Group, Inc. (a)	18,545	3,421,738
Pandora Media, Inc. (a)	88,410	1,467,606
Rackspace Hosting, Inc. (a)	47,840	2,150,886
		7,040,230
IT Services — 3.4%
Genpact Ltd. (a)	117,390	2,356,017
Total System Services, Inc.	79,000	2,794,230
VeriFone Systems, Inc. (a)	75,580	2,372,456
		7,522,703
Life Sciences Tools & Services — 1.9%
Mettler-Toledo International, Inc. (a)	13,740	4,176,273

Machinery — 2.6%
The Timken Co.	99,790	3,793,018
WABCO Holdings, Inc. (a)	19,560	1,861,525
		5,654,543
Media — 1.5%
Nexstar Broadcasting Group, Inc., Class A	65,700	3,278,102

Metals & Mining — 0.5%
TimkenSteel Corp.	40,140	1,083,780

Oil, Gas & Consumable Fuels — 4.2%
CONSOL Energy, Inc.	107,420	3,109,809
Denbury Resources, Inc.	206,530	1,425,057
Tesoro Corp.	58,600	4,789,378
		9,324,244
Pharmaceuticals — 4.0%
Jazz Pharmaceuticals plc (a)	33,910	5,742,319
Salix Pharmaceuticals Ltd. (a)	23,070	3,106,837
		8,849,156
Professional Services — 3.2%
IHS, Inc., Class A (a)	30,360	3,495,347
Robert Half International, Inc.	61,370	3,563,142
		7,058,489
Real Estate Investment Trusts (REITs) — 1.5%
Starwood Property Trust, Inc.	137,410	3,288,221

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	22,375	3,290,915

Road & Rail — 2.0%
Genesee & Wyoming, Inc. (a)	53,890	4,443,231

Semiconductors & Semiconductor Equipment — 2.2%
Cirrus Logic, Inc. (a)	24,240	642,360
Marvell Technology Group Ltd.	38,290	593,112
On Semiconductor Corp. (a)	343,580	3,439,236
		4,674,708
Software — 5.6%
Fortinet, Inc. (a)	76,780	2,295,338
Informatica Corp. (a)	26,490	1,104,236
QLIK Technologies, Inc. (a)	92,750	2,634,100
ServiceNow, Inc. (a)	58,320	4,251,527
Solarwinds, Inc. (a)	44,110	2,123,897
		12,409,098
Specialty Retail — 7.4%
Asbury Automotive Group, Inc. (a)	31,280	2,321,289
Restoration Hardware Holdings, Inc. (a)	40,790	3,570,349
Signet Jewelers Ltd.	28,150	3,409,247
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	31,560	4,164,025
Williams-Sonoma, Inc.	35,894	2,808,706
		16,273,616
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	11,840	782,032

TOTAL COMMON STOCKS
(COST $186,206,617)		211,148,415

Investment Company — 4.6%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	10,092,775	10,092,775
TOTAL INVESTMENT COMPANY
(Cost $10,092,775)		10,092,775

TOTAL INVESTMENT SECURITIES
(Cost $196,299,392) — 100.6%		221,241,190

____________________
Percentages indicated are based on net assets of $219,836,655.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2015.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2015

1. Organization:

The HSBC Portfolios (the “Portfolios Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio

HSBC Opportunity Portfolio	Opportunity Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolios Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively the “Trusts”). Schedules of Portfolio Investments (“Schedules”) for all other funds of the Trusts are published separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Portfolio in the preparation of its Schedule. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules require management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

3. Investment Valuation Summary:

The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets

●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values (“NAV’s”), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

For the quarter ended January 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of January 31, 2015 in valuing the Portfolios’ investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio:

Growth Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	74,225,242	–	–	74,225,242
Investment Company	847,274	–	–	847,274
Total Investment Securities	75,072,516	–	–	75,072,516

Opportunity Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	211,148,415	–	–	211,148,415
Investment Company	10,092,775	–	–	10,092,775
Total Investment Securities	221,241,190	–	–	221,241,190

4. Federal Income Tax Information:

At January 31, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation)($)
Growth Portfolio	57,703,291	18,657,684	(1,288,459)	17,369,225
Opportunity Portfolio	197,642,300	35,033,225	(11,434,335)	23,598,890

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	March 24, 2015